THE VANTAGEPOINT FUNDS

High Yield Fund

Supplement dated October 14, 2014 to the

Prospectus dated May 1, 2014, as supplemented

This supplement changes the disclosure in the prospectus and provides new information that should be read together with the prospectus and any supplements thereto.

High Yield Fund

Effective October 7, 2014, Western Asset Management Company Limited (“Western Asset Limited”) became a sub-subadviser to the portion of the Vantagepoint High Yield Fund (“High Yield Fund”) managed by Western Asset Management Company.

The following information regarding Western Asset Limited should be added to the section titled “Management – Subadvisers” on page 10 of the prospectus.

Western Asset Management Company Limited (serves as Sub-Subadviser)

Name	Title with Sub-Subadviser	Length of Service
Paul Shuttleworth	Head of Non US. Credit / Portfolio Manager	Portfolio Manager of the Fund since October 2014

Ian R. Edmonds	Portfolio Manager / Research Analyst	Portfolio Manager of the Fund since October 2014

In addition, the following information regarding Western Asset Limited should be added to the section titled “Subadvisers and Portfolio Managers” on page 121 of the prospectus.

Western Asset Management Company (“Western Asset Limited”), 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom, serves as a sub-subadviser to the portion of the Fund managed by Western Asset. Pursuant to an investment sub-subadvisory agreement between Western Asset and Western Asset Limited, Western Asset Limited provides certain subadvisory services relating to non-U.S. dollar denominated investments and foreign currency investments in connection with Western Asset’s high yield strategy. Western Asset Limited has served as a sub-subadviser since October 2014.

Name	Five Year Business History	Role in Fund Management
Paul Shuttleworth	Joined Western Asset Limited in 2012; with BlackRock, Inc. from 2006 to 2011	Co-Portfolio Manager

Ian R. Edmonds	Joined Western Asset Limited in 1994	Co-Portfolio Manager

Please retain this supplement for future reference.

SUPP-358-201410-1506

THE VANTAGEPOINT FUNDS

Supplement dated October 14, 2014 to the

Statement of Additional Information dated May 1, 2014, as supplemented

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any supplements thereto.

Officers of The Vantagepoint Funds

The following should replace the Officers table found on pages 53 and 54 of the SAI.

Name and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Joan W. McCallen (62)	President and Principal Executive Officer	Since September 2003	Chief Executive Officer and President—ICMA Retirement Corporation (Aug. 2003 – present); President and Manager—Vantagepoint Investment Advisers, LLC, and ICMA-RC Services, LLC (broker-dealer); President and Manager—Vantagepoint Transfer Agents, LLC (2003 – present); Director and President, VantageTrust Company, LLC (2003 – present)	N/A

Karen McBarnette (56)	Vice President and Acting Chief Compliance Officer	Since September 2014	Acting Chief Compliance Officer—ICMA Retirement Corporation, Vantagepoint Investment Advisers, LLC, and VantageTrust Company, LLC (Since October 13, 2014); Vice President (Mutual Fund Compliance)—ICMA Retirement Corporation (2013 – present); Director (Compliance - Mutual Funds)—ICMA Retirement Corporation (2008 – 2013); Senior Compliance Officer—ICMA Retirement Corporation (2006 – 2008)	N/A

Name and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Elizabeth S. Glista (50)	Treasurer and Principal Financial Officer	Since March 2009	Senior Vice President and Chief Financial Officer—ICMA Retirement Corporation (April 2009 — present); Treasurer—Vantagepoint Investment Advisers, LLC, and Vantagepoint Transfer Agents, LLC (April 2009 — present); Treasurer —ICMA-RC Services, LLC (broker-dealer) (April 2009 — present); Treasurer—VantageTrust Company, LLC (April 2009 — present); Managing Vice President, Financial Operations, Analysis & Treasury—ICMA Retirement Corporation (January 2009 — April 2009); Vice President, Financial Planning & Analysis and Treasury—ICMA-RC (January 2000 — September 2007 and March 2008 — January 2009)	N/A

Angela C. Montez (47)	Secretary	Since December 2006	Managing Vice President, Deputy General Counsel and Assistant Secretary—ICMA Retirement Corporation (2006 – present); Assistant Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC(broker dealer) (2011 – present); Assistant Secretary—VantageTrust Company, LLC (February 2008 – present); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLC and ICMA-RC Services, LLC (broker-dealer) (2006 – 2007); Corporate Counsel—ICMA Retirement Corporation (2000 – 2006)	N/A

Name and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Kathryn B. McGrath (70)	Assistant Secretary	Since March 2008	Senior Vice President, General Counsel and Secretary—ICMA Retirement Corporation (2007 – Present); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC(broker-dealer) (2007 – present); Secretary—VantageTrust Company, LLC (February 2008-present)	N/A

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High Yield Fund

Effective October 7, 2014, Western Asset Management Company Limited (“Western Asset Limited”) became a sub-subadviser to the portion of the Vantagepoint High Yield Fund (“High Yield Fund”) managed by its affiliate Western Asset Management Company (“Western Asset”).

Therefore, the following should replace the description of Western Asset within the section titled “Subadvisers” on pages 68 – 70 of the SAI.

Western Asset Management Company (“Western Asset”), 385 E. Colorado Boulevard, Pasadena, California 91101, serves as a subadviser to the High Yield Fund. Western Asset is a California corporation and a wholly owned subsidiary of Legg Mason, Inc., a publicly traded company. Western Asset Management Company Limited (“Western Asset Limited”), 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom, serves as a sub-subadviser to the portion of the High Yield Fund managed by Western Asset. Western Asset Limited is a corporation organized under the laws of England and a wholly owned subsidiary of Legg Mason, Inc.

Also, the following should replace the subadviser fee information regarding Western Asset in the High Yield Fund table on page 72 of the SAI.

Fund/Subadviser	Assets Managed	Fee	Amount Paid 12/31/11	Amount Paid 12/31/12	Amount Paid 12/31/13
High Yield Fund Subadviser(s)

Western Asset*	Flat Fee	0.20%	N/A	N/A	N/A

*	Western Asset began managing a portion of the Fund as subadviser on August 1, 2014 and Western Asset Limited became a sub-subadviser to this portion of the Fund on October 7, 2014. Under the investment sub-subadvisory agreement between Western Asset and Western Asset Limited, Western Asset pays Western Asset Limited a flat rate of 0.20% for assets delegated to the sub-subadviser in connection with services provided under that agreement.

In addition, the following information regarding Western Asset Limited should be added with Western Asset’s information within the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on pages 82 – 146 of the SAI. Note that the current descriptions of “Potential Conflicts of Interest” and “Compensation of Portfolio Managers” from Western Asset also apply to the portfolio managers from Western Asset Limited.

Western Asset Limited

Western Asset Limited reported the following regarding other accounts with asset based fees managed by portfolio manager(s) as of August 31, 2014:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets	Number	Total Assets	Number	Total Assets
High Yield Fund

Paul Shuttleworth	5	$1,489,789,172	13	$2,590,024,754	16	$7,321,114,470

Ian R. Edmonds	4	$930,896,437	11	$5,455,741,308	5	$1,246,998,976

Western Asset Limited reported the following regarding other accounts with performance based fees managed by portfolio manager(s) as of August 31, 2014:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets	Number	Total Assets	Number	Total Assets
High Yield Fund

Paul Shuttleworth	0	$0	1	$104,568,793	2	$995,912,784

Ian R. Edmonds	0	$0	1	$143,888,437	1	$369,740,836

The following should be read in conjunction with the information found under the section titled “Manager Ownership of Fund Shares” on page 147:

As of August 31, 2014, Messrs. Shuttleworth and Edmonds did not own shares of the High Yield Fund.

Please retain this supplement for future reference.

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